Annual Total Returns - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MFS Corporate Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	2.77%	8.84%	(16.61%)	(1.48%)	10.99%	14.41%	(3.20%)	6.06%	5.81%	(0.36%)
MFS Limited Maturity Fund
Prospectus [Line Items]
Annual Return [Percent]	5.15%	5.94%	(4.27%)	(0.25%)	4.14%	4.72%	1.17%	1.29%	1.44%	0.13%
MFS Municipal Limited Maturity Fund
Prospectus [Line Items]
Annual Return [Percent]	2.89%	4.35%	(5.28%)	0.71%	3.26%	5.31%	1.28%	3.22%	0.05%	1.75%
MFS Total Return Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	2.30%	7.06%	(13.96%)	(1.06%)	8.68%	9.89%	(1.28%)	4.08%	3.54%	(0.53%)